Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 654,000
Previously Paid Amount	0.00
Total Fee Amount	90.32
Total Offset Amount	0.00
Net Fee	90.32
Narrative - Max Aggregate Offering Price	$ 654,000
Final Prospectus	true